GENERAL INFORMATION - Cybersecurity and VEON's scheme of arrangement (Details) ₴ in Millions, $ in Millions, ₽ in Billions	Dec. 21, 2023 UAH (₴)	Dec. 21, 2023 USD ($)	Sep. 27, 2023 USD ($)	Apr. 26, 2023 USD ($)	Apr. 19, 2023 USD ($)	Feb. 29, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Oct. 30, 2023 appeal	Feb. 26, 2023 Rate	Jan. 30, 2023	Jan. 24, 2023	Dec. 31, 2022 USD ($) Rate	Nov. 11, 2022	Apr. 30, 2022 USD ($)	Apr. 30, 2022 RUB (₽)	Mar. 31, 2021 USD ($)
General information
Donations and subsidies expense	₴ 100	$ 3
Utilized								$ 3,707							$ 6,670
Depository receipt ratio | Rate												2500.00%			100.00%
Number of appeals filed | appeal											2
Ukraine
General information
Number of appeals filed | appeal											2
Ukraine | Kyivstar
General information
Percentage of corporate rights frozen								47.85%
2023 Notes
General information
Amendment fee (in basis points)													2.00%
Notes, purchase price, percentage of principal amount (in percent)													102.00%
Payment of put option premium, notes				$ 9
October 2023 Notes
General information
Notes and debentures issued					$ 165
Amendment fee					1
December 2023 notes
General information
Notes and debentures issued					$ 294
Amendment fee			$ 1
2023 Notes At 5.95 percent
General information
Borrowings, interest rate (in percent)																5.95%
2023 Notes At 7.25 percent
General information
Borrowings, interest rate (in percent)																7.25%
Alfa Bank RUB 45 million loan
General information
Notional amount																	$ 556	₽ 45
Alfa Bank RUB 45 million loan | VEON Finance Ireland Designated Activity Company
General information
Scheme creditors percentage voting														97.59%
Veon Holdings B.V. revolving credit facility, available until february 2024
General information
Notional amount															$ 1,250				$ 1,250
Revolving credit facility
General information
Utilized									$ 363	$ 692					$ 1,055
Revolving credit facility | Revolving credit facility, balance rolled over
General information
Utilized						$ 363	$ 692